ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued employee payroll and welfare benefits	$ 22,027	$ 14,459
Payable for purchase of property and equipment	1,888	2,393
Accrued rental expenses	3,442	3,344
Business taxes and other tax payable	2,414	1,970
Individual income taxes withheld	579	513
Payable to other service providers and suppliers	3,531	1,400
Other	1,394	1,078
Accrued expenses and other current liabilities	$ 35,275	$ 25,157